Equity - Additional Information (Detail) - EUR (€)	1 Months Ended	12 Months Ended
	Jul. 26, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jul. 26, 2017
Disclosure of equity [Line Items]
Number of Shares issued		3,891,728	3,885,790	3,878,484
Deposits receipts for ordinary shares issued		€ 5,900,000	€ 7,300,000	€ 8,300,000
Transfer To From Share Premium Value				(891,000,000)
Issue of contingent convertible capital securities		0	0	1,000,000,000
Exchange transaction fee per each depository receipt		220,000,000	192,000,000	166,000,000
Increase in share premium				896,000,000
Revaluation reserve: Available-for-sale and other			3,447,000,000	3,830,000,000
Net decrease in currency translation reserve		380,000,000
Cash dividend paid		2,668,000,000	2,564,000,000	2,553,000,000
Reserve of property in own use [Member]
Disclosure of equity [Line Items]
Transfer of revaluation reserve to retained earnings		(2,000,000)	€ (26,000,000)	€ 127,000,000
Equity investments [member]
Disclosure of equity [Line Items]
FVOCI revaluation reserve		(517,000,000)
Transfer of revaluation reserve to retained earnings		€ (56,000,000)
Ordinary shares [member]
Disclosure of equity [Line Items]
Par value per share				€ 0.24	€ 0.01
Cumulative preference shares [member]
Disclosure of equity [Line Items]
Par value per share		€ 0.01
Increased dividend percentage		2.50%
Maximum [member]
Disclosure of equity [Line Items]
Share capital			111,000,000
Maximum [member] | Ordinary shares [member]
Disclosure of equity [Line Items]
Par value per share	€ 0.24		€ 0.24
Minimum [member]
Disclosure of equity [Line Items]
Par value per share	€ 0.01
Percentage of issued ordinary shares held in subsidiary	99.90%
Exchange transaction fee per each depository receipt	€ 25
Minimum [member] | Ordinary shares [member]
Disclosure of equity [Line Items]
Par value per share	€ 0.01		€ 0.01
Bank of Beijing [member]
Disclosure of equity [Line Items]
Increase (decrease) in revaluation reserves		€ (549,000,000)
Kotak Mahindra Bank [member]
Disclosure of equity [Line Items]
Increase (decrease) in revaluation reserves		71,000,000
Stichting Regio Bank and Stichting Vakbondsspaarbank SPN [member]
Disclosure of equity [Line Items]
Reserve for dividend and repayment of capital		1,638,000,000	€ 1,478,000,000	€ 1,325,000,000
Retained earnings [member]
Disclosure of equity [Line Items]
Cash dividend paid		€ 2,607,000,000	2,564,000,000	2,521,000,000
Available-for-sale and other [member]
Disclosure of equity [Line Items]
Increase (decrease) in revaluation reserves			(383,000,000)
Revaluation reserve: Available-for-sale and other				€ 154,000,000
Available-for-sale and other [member] | Bank of Beijing [member]
Disclosure of equity [Line Items]
Increase (decrease) in revaluation reserves			(479,000,000)
Available-for-sale and other [member] | Kotak Mahindra Bank [member]
Disclosure of equity [Line Items]
Increase (decrease) in revaluation reserves			€ 302,000,000